Liquidity Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Liquidity Risk [Abstract]
LIQUIDITY RISK

NOTE 13 — LIQUIDITY RISK

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company’s ultimate success depends on the outcome of its research and development and collaboration activities. The Company expects to incur additional losses in the future and anticipates the need to raise additional capital to continue to execute its long-range business plan. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments.

Contractual undiscounted cash flow requirements for financial liabilities as of June 30, 2024, are as follows:

	≤1 Year	>1 Year	Total
Accounts payable	$1,242,237	$—	$1,242,237
Promissory note	1,211,463	911,463	1,211,463
	$2,453,700	$911,463	$2,453,700

Contractual undiscounted cash flow requirements for financial liabilities as of December 31, 2023, are as follows:

	≤1 Year	>1 Year	Total
Accounts payable	$1,394,117	$—	$1,394,117
Promissory note	1,211,463	—	1,211,463
	$2,605,580	$—	$2,605,580

NOTE 13 — LIQUIDITY RISK

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company’s ultimate success depends on the outcome of its research and development and collaboration activities. The Company expects to incur additional losses in the future and anticipates the need to raise additional capital to continue to execute its long-range business plan. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments.

Contractual undiscounted cash flow requirements for financial liabilities as of December 31, 2023, are as follows:

	≤1 Year	>1 Year	Total
Accounts payable	$1,394,117	$—	$1,394,117
Promissory note	1,211,463	—	1,211,463
	$2,605,580	$—	$2,605,580

Contractual undiscounted cash flow requirements for financial liabilities as of December 31, 2022, are as follows:

	≤1 Year	>1 Year	Total
Accounts payable	$2,845,381	$—	$2,845,381
Promissory note	1,211,463	—	1,211,463
	$4,056,844	$—	$4,056,844